Share-Based Compensation (Details) - Schedule of employees and directors stock options - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Schedule of employees and directors stock options [Abstract]
Number of options, Outstanding at beginning of period	1,870,485	1,694,678	1,884,420	1,625,042
Weighted average exercise price, Outstanding at beginning of period	$ 5.54	$ 5.63	$ 5.52	$ 5.72
Number of options, Granted	310,500	250,000	310,500	320,000
Weighted average exercise price, Granted	$ 12.57	$ 3.66	$ 12.57	$ 3.89
Number of options, Forfeited and expired	(2,685)	(31,070)	(3,185)	(31,434)
Weighted average exercise price, Forfeited and expired	$ 7.38	$ 6.36	$ 6.96	$ 6.39
Number of options, Exercised	(375)	(35,895)	(13,810)	(35,895)
Weighted average exercise price, Exercised	$ 4.68	$ 2.69	$ 2.99	$ 2.69
Number of options, Outstanding at end of period	2,177,925	1,877,713	2,177,925	1,877,713
Weighted average exercise price, Outstanding at end of period	$ 6.54	$ 5.59	$ 6.54	$ 5.59
Number of options, Exercisable at end of period	1,404,809	1,097,953	1,404,809	1,097,953
Weighted average exercise price, Exercisable at end of period	$ 5.50	$ 5.04	$ 5.50	$ 5.04
Number of options, Non-vested at beginning of period	544,163	575,204	601,227	526,351
Weighted average exercise price, Non-vested at beginning of period	$ 6.04	$ 7.05	$ 5.93	$ 7.03
Number of options, Granted	310,500	250,000	310,500	320,000
Weighted average exercise price, Granted	$ 12.57	$ 3.66	$ 12.57	$ 3.89
Number of options, Vested	(78,862)	(14,374)	(135,426)	(35,521)
Weighted average exercise price, Vested	$ 13.15	$ 3.63	$ 8.22	$ 3.73
Number of options, Forfeited	(2,685)	(31,070)	(3,185)	(31,070)
Weighted average exercise price, Forfeited	$ 7.38	$ 6.38	$ 6.96	$ 6.37
Number of options, Non-vested at the end of period	773,116	779,760	773,116	779,760
Weighted average exercise price, Non-vested at the end of period	$ 8.19	$ 5.85	$ 8.19	$ 5.85